UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061)

Exact name of registrant as specified in charter:	Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund

The fund's portfolio
2/29/08 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Greenfield Online, Inc. (NON)	3,639	$49,236
Marchex, Inc. Class B	430	3,797
Omnicom Group, Inc. (S)	60,200	2,689,134
Valuevision Media, Inc. Class A (NON)	1,900	9,994
		2,752,161

Aerospace and Defense (4.1%)
Boeing Co. (The)	51,900	4,296,801
General Dynamics Corp.	41,610	3,405,779
L-3 Communications Holdings, Inc.	23,900	2,540,331
Lockheed Martin Corp.	17,800	1,836,960
Sturm Ruger & Co., Inc. (NON)	1,400	11,060
United Technologies Corp.	76,000	5,358,760
		17,449,691

Airlines (0.7%)
AMR Corp. (NON)	80,500	1,031,205
Continental Airlines, Inc. Class B (NON) (S)	16,198	391,668
UAL Corp. (S)	45,700	1,384,710
		2,807,583

Automotive (2.1%)
Aftermarket Technology Corp. (NON)	700	13,125
AutoZone, Inc. (NON)	16,300	1,875,804
Dollar Thrifty Automotive Group (NON)	500	7,180
Harley-Davidson, Inc.	46,200	1,716,792
Johnson Controls, Inc.	133,500	4,386,810
Lear Corp. (NON)	10,200	281,316
Tenneco Automotive, Inc. (NON)	15,404	388,951
		8,669,978

Banking (3.0%)
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	800	10,752
Bank of America Corp.	168,200	6,684,268
City Bank	2,556	47,133
City Holding Co.	2,067	76,975
Corus Bankshares, Inc.(SEG)	3,629	37,488
First Financial Bankshares, Inc.	2,509	95,016
FirstFed Financial Corp. (NON)	2,190	68,438
Great Southern Bancorp, Inc.	231	4,146
Independent Bank Corp.	7,600	201,172
M&T Bank Corp.	10,800	886,464
NBT Bancorp, Inc.	1,400	26,838
Old Second Bancorp, Inc.	700	18,032
Republic Bancorp, Inc. Class A	743	12,155
S&T Bancorp, Inc.	4,100	116,235
Sierra Bancorp	500	11,185
Suffolk Bancorp	400	11,948
SVB Financial Group (NON)	5,600	253,680
SY Bancorp, Inc.	700	15,379
TrustCo Bank Corp. NY (S)	1,411	12,205
U.S. Bancorp	116,100	3,717,522
Wilmington Trust Corp.	6,400	197,120
		12,504,151

Basic Materials (--%)
Foamex International, Inc. (NON)	3,533	10,988
General Moly, Inc. (NON)	1,200	12,828
		23,816

Beverage (0.2%)
Coca-Cola Bottling Company Consolidated	200	10,938
Pepsi Bottling Group, Inc. (The)	19,200	652,992
		663,930

Biotechnology (0.7%)
Albany Molecular Research, Inc. (NON)	9,369	104,277
Applera Corp.- Applied Biosystems Group	46,475	1,566,672
Ariad Pharmaceuticals, Inc. (NON)	3,138	10,512
Cubist Pharmaceuticals, Inc. (NON)	6,500	118,300
eResearch Technology, Inc. (NON)	23	275
Invitrogen Corp. (NON)	8,500	718,165
Martek Biosciences Corp. (NON)	230	6,592
Quidel Corp. (NON)	14,456	237,512
		2,762,305

Broadcasting (0.5%)
CTC Media, Inc. (Russia) (NON)	72,000	2,113,920

Lin TV Corp. Class A (NON)	900	9,243
Sinclair Broadcast Group, Inc. Class A	7,626	70,388
		2,193,551

Building Materials (0.9%)
AAON, Inc.	700	11,557
Apogee Enterprises, Inc.	9,100	140,049
Comfort Systems USA, Inc.	83	988
Interface, Inc. Class A	2,300	38,548
Lennox International, Inc.	8,200	308,648
LSI Industries, Inc.	778	10,340
Sherwin-Williams Co. (The)	66,100	3,422,658
		3,932,788

Chemicals (1.9%)
Arch Chemicals, Inc.	8,957	312,689
Cambrex Corp.	7,318	63,886
Eastman Chemical Co.	19,800	1,303,038
FMC Corp.	6,848	387,665
Georgia Gulf Corp. (S)	1,484	8,993
Innospec, Inc. (United Kingdom)	528	9,895
Lubrizol Corp. (The)	26,900	1,568,270
Monsanto Co.	5,100	589,968
NewMarket Corp.	5,319	356,107
OM Group, Inc. (NON)	2,600	157,378
PolyOne Corp. (NON)	2,705	17,583
Potash Corp. of Saskatchewan (Canada)	12,224	1,942,394
PPG Industries, Inc.	13,800	855,324
Rockwood Holdings, Inc. (NON)	9,700	297,693
		7,870,883

Commercial and Consumer Services (1.7%)
Advance America Cash Advance Centers, Inc.	789	5,862
Alliance Data Systems Corp. (NON) (S)	30,300	1,534,089
Bowne & Co., Inc.	16,451	218,305
Chemed Corp.	7,483	357,014
CPI Corp.	851	14,110
CRA International, Inc. (NON)	300	11,394
Deluxe Corp.	4,800	99,984
Dun & Bradstreet Corp. (The)	49,100	4,288,394
DynCorp International, Inc. Class A (NON)	2,777	46,154
Heartland Payment Systems, Inc.	92	2,027
HMS Holdings Corp. (NON)	1,300	35,568
ICT Group, Inc. (NON)	2,030	17,438
Landauer, Inc.	1,451	69,358
Maximus, Inc.	500	18,160
Pre-Paid Legal Services, Inc. (NON)	500	23,825
Spherion Corp. (NON)	8,207	53,181
Tech Data Corp. (NON)	14,852	495,314
		7,290,177

Communications Equipment (2.7%)
Cisco Systems, Inc. (NON)	392,600	9,567,662
Comtech Telecommunications Corp. (NON)	700	30,366
Juniper Networks, Inc. (NON)	20,800	557,856
Plantronics, Inc.	5,300	99,958
Research in Motion, Ltd. (Canada) (NON)	11,000	1,141,800
		11,397,642

Computers (5.7%)
Actuate Corp. (NON)	9,600	46,080
ANSYS, Inc. (NON)	11,501	429,792
Apple Computer, Inc. (NON)(SEG)	49,400	6,175,988
Brocade Communications Systems, Inc. (NON)	141,078	1,084,890
Dell, Inc. (NON) (S)	149,100	2,959,635
EMC Corp. (NON)	120,700	1,875,678
Emulex Corp. (NON)	59,294	882,295
Hewlett-Packard Co. (S)	138,500	6,616,145
Insight Enterprises, Inc. (NON)	6,900	120,957
InterVoice, Inc. (NON)	893	6,314
Jack Henry & Associates, Inc.	10,100	237,653
Lexmark International, Inc. Class A (NON)	28,100	928,143
Magma Design Automation, Inc. (NON)	9,468	92,976
Micros Systems, Inc. (NON)	11,706	375,060
Network Appliance, Inc. (NON)	51,600	1,115,592
Omniture, Inc. (NON)	582	13,374
Progress Software Corp. (NON)	6,083	173,609
Seagate Technology (Cayman Islands)	35,000	754,950
Sigma Designs, Inc. (NON)	1,100	32,395
SPSS, Inc. (NON)	3,724	141,624
Trident Microsystems, Inc. (NON)	11,644	58,104
		24,121,254

Conglomerates (0.8%)
AMETEK, Inc.	5,900	251,281
Danaher Corp.	44,446	3,295,671
		3,546,952

Construction (0.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	7,495	348,667
Perini Corp. (NON)	4,500	168,660
		517,327

Consumer (0.5%)
Black & Decker Manufacturing Co.	19,600	1,347,892
CSS Industries, Inc.	3,344	116,739
Helen of Troy, Ltd. (Bermuda) (NON)	17,360	274,114
Hooker Furniture Corp.	8,815	180,619
Movado Group, Inc.	440	8,474
		1,927,838

Consumer Finance (1.5%)
AmeriCredit Corp. (NON)	5,861	84,281
Asta Funding, Inc.	3,684	59,607
Capital One Financial Corp.	120,800	5,560,424
Mastercard, Inc. Class A	2,300	437,000
Portfolio Recovery Associates, Inc.	500	18,260
World Acceptance Corp. (NON)	2,269	68,932
		6,228,504

Consumer Goods (0.3%)
Blyth Industries, Inc.	13,351	264,750
Church & Dwight Co., Inc.	10,100	539,946
Clorox Co.	7,700	448,063
		1,252,759

Consumer Services (0.1%)
Overstock.com, Inc. (NON)	1,200	12,300
Sapient Corp. (NON)	3,089	22,797
TrueBlue, Inc. (NON) (S)	39,274	490,532
		525,629

Containers (0.2%)
Ball Corp.	21,100	930,510

Distribution (0.4%)
Green Mountain Coffee Roasters, Inc. (NON)	374	11,411
W.W. Grainger, Inc.	23,200	1,708,912
		1,720,323

Electric Utilities (0.6%)
Edison International	45,100	2,227,940
UniSource Energy Corp.	12,935	305,913
		2,533,853

Electrical Equipment (0.1%)
Hubbell, Inc. Class B	5,300	240,461
LoJack Corp. (NON)	6,000	74,880
Rofin-Sinar Technologies, Inc. (NON)	2,638	103,858
		419,199

Electronics (1.8%)
Amphenol Corp. Class A	81,200	3,001,964
Analogic Corp.	600	35,106
Ansoft Corp. (NON)	3,940	95,821
ASE Test, Ltd. (Taiwan) (NON)	34,300	492,891
Cubic Corp.	3,100	79,267
Greatbatch, Inc. (NON)	2,825	60,370
MEMC Electronic Materials, Inc. (NON)	13,700	1,045,036
Methode Electronics, Inc. Class A	7,963	84,806
Nam Tai Electronics, Inc. (Hong Kong)	10,327	98,623
NVIDIA Corp. (NON)	35,950	768,971
Semtech Corp. (NON)	8,400	107,016
Synopsys, Inc. (NON)	68,100	1,580,601
Technitrol, Inc.	5,100	112,251
TriQuint Semiconductor, Inc. (NON)	25,509	120,402
Zoran Corp. (NON)	6,198	85,099
		7,768,224

Energy (2.2%)
ENSCO International, Inc.	31,700	1,896,928
Grey Wolf, Inc. (NON) (S)	53,625	332,475
NATCO Group, Inc. (NON)	2,899	138,137
National-Oilwell Varco, Inc. (NON)	31,300	1,949,990
Parker Drilling Co. (NON)	64,819	429,750
Tidewater, Inc. (S)	35,750	2,007,363
Transocean, Inc. (NON)	14,596	2,050,884
Trico Marine Services, Inc. (NON)	14,619	577,743
Willbros Group, Inc. (Panama) (NON)	116	3,974
		9,387,244

Engineering & Construction (0.2%)
Jacobs Engineering Group, Inc. (NON)	10,300	826,987

Financial (2.2%)
Asset Acceptance Capital Corp.	278	2,711
Assurant, Inc.	8,400	525,420
CIT Group, Inc.	13,800	306,636
Citigroup, Inc.	34,600	820,366
CME Group, Inc.	2,734	1,403,362
Fannie Mae (S)	86,100	2,380,665
Freddie Mac	109,700	2,762,246
MBIA, Inc.	21,100	273,667
Nasdaq Stock Market, Inc. (The) (NON)	13,700	568,687
Radian Group, Inc.	13,349	95,045
		9,138,805

Food (--%)
Arden Group, Inc.	32	4,257

Forest Products and Packaging (0.2%)
Buckeye Technologies, Inc. (NON)	4,879	52,742
Glatfelter	1,300	17,121
Packaging Corp. of America	11,200	255,248
Rock-Tenn Co. Class A	13,300	356,839
		681,950

Health Care Services (5.4%)
Aetna, Inc.	87,760	4,352,896
Air Methods Corp. (NON)	400	16,448
Alnylam Pharmaceuticals, Inc. (NON) (S)	3,200	90,880
Amedisys, Inc. (NON)	2,900	124,062
AmerisourceBergen Corp.	32,400	1,351,728
AMN Healthcare Services, Inc. (NON)	1,200	19,428
CIGNA Corp.	23,200	1,034,256
Coventry Health Care, Inc. (NON)	22,300	1,156,701
Express Scripts, Inc. (NON)	42,724	2,524,988
Healthspring, Inc. (NON)	6,200	108,810
Humana, Inc. (NON)	18,000	1,229,940
Laboratory Corp. of America Holdings (NON) (S)	11,200	865,872
Lincare Holdings, Inc. (NON)	21,844	709,930
Medcath Corp. (NON)	3,529	73,580
Medco Health Solutions, Inc. (NON)	55,500	2,459,205
Molina Healthcare, Inc. (NON)	3,100	98,115
Quest Diagnostics, Inc. (S)	59,400	2,831,598
RehabCare Group, Inc. (NON)	600	12,000
UnitedHealth Group, Inc.	67,300	3,128,104
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	18,200	307,034
WellCare Health Plans, Inc. (NON)	10,200	486,948
		22,982,523

Housebuilding (0.4%)
NVR, Inc. (NON)	3,041	1,644,208

Household Furniture and Appliances (0.4%)
American Woodmark Corp. (S)	6,352	120,561
Conn's, Inc. (NON) (S)	363	4,628
La-Z-Boy, Inc. (S)	1,600	13,488
Select Comfort Corp. (NON) (S)	37,629	161,052
Whirlpool Corp.	17,000	1,434,290
		1,734,019

Insurance (5.4%)
American Financial Group, Inc.	1,956	50,602
American International Group, Inc.	124,100	5,271,750
American Physicians Capital, Inc.	4,589	202,513
Amerisafe, Inc. (NON)	5,180	68,117
Amtrust Financial Services, Inc.	1,200	20,040
AON Corp.	25,100	1,044,411
Arch Capital Group, Ltd. (Bermuda) (NON)	15,900	1,088,832
Aspen Insurance Holdings, Ltd. (Bermuda)	11,620	336,283
Axis Capital Holdings, Ltd. (Bermuda)	24,965	920,460
CNA Surety Corp. (NON)	8,054	113,642
Delphi Financial Group Class A	6,990	210,818
EMC Insurance Group, Inc.	2,325	51,429
Endurance Specialty Holdings, Ltd. (Bermuda)	3,424	134,563
Everest Re Group, Ltd. (Barbados)	8,300	804,104
FBL Financial Group, Inc. Class A	396	11,646
First Mercury Financial Corp. (NON)	2,005	32,982
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	286	3,658
FPIC Insurance Group, Inc. (NON)	515	22,490
Genworth Financial, Inc. Class A	205,300	4,758,854
Hanover Insurance Group, Inc. (The)	2,055	89,783
Harleysville Group, Inc.	3,548	119,142
HCC Insurance Holdings, Inc.	80,594	1,939,092
Horace Mann Educators Corp.	1,711	29,737
IPC Holdings, Ltd. (Bermuda)	4,100	111,192
Midland Co. (The)	1,031	66,623
National Interstate Corp.	1,770	48,710
Odyssey Re Holdings Corp.	3,355	121,384
Principal Financial Group	14,500	800,835
RenaissanceRe Holdings, Ltd. (Bermuda)	15,620	857,538
Safeco Corp.	14,100	652,266
Safety Insurance Group, Inc.	6,039	223,987
SeaBright Insurance Holdings, Inc. (NON)	5,973	88,998
Selective Insurance Group	11,352	269,724

Stancorp Financial Group	6,217	305,193
W.R. Berkley Corp.	51,544	1,483,952
Zenith National Insurance Corp.	12,622	430,158
		22,785,508

Investment Banking/Brokerage (5.1%)
Affiliated Managers Group (NON)	7,664	738,426
Blackstone Group LP (The)	93,000	1,534,500
Federated Investors, Inc.	15,400	624,932
Franklin Resources, Inc.	42,455	4,006,478
Goldman Sachs Group, Inc. (The)	44,443	7,538,866
Interactive Brokers Group, Inc. Class A (NON)	1,600	49,712
Lehman Brothers Holdings, Inc.	84,000	4,283,160
Merrill Lynch & Co., Inc.	37,800	1,873,368
SEI Investments Co.	19,700	492,697
T. Rowe Price Group, Inc.	10,200	515,406
		21,657,545

Leisure (0.2%)
Brunswick Corp. (S)	55,700	907,353
Monaco Coach Corp.	1,200	11,736
		919,089

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	95,200	2,110,584

Machinery (2.3%)
AGCO Corp. (NON)	2,600	168,636
Applied Industrial Technologies, Inc.	4,386	121,229
Cascade Corp.	4,687	209,978
Caterpillar, Inc.	25,300	1,829,949
Gardner Denver, Inc. (NON)	49,700	1,834,427
Manitowoc Co., Inc. (The)	55,470	2,259,848
NACCO Industries, Inc. Class A	791	64,111
Parker-Hannifin Corp.	27,100	1,751,473
Regal-Beloit Corp.	2,738	101,087
Terex Corp. (NON)	19,600	1,322,020
		9,662,758

Manufacturing (1.7%)
EnPro Industries, Inc. (NON)	5,000	147,650
ITT Corp. (S)	101,500	5,708,360
Mettler-Toledo International, Inc. (NON)	5,600	547,120
Teleflex, Inc.	9,174	518,790
Thomas & Betts Corp. (NON)	5,200	208,780
		7,130,700

Media (0.3%)
Walt Disney Co. (The)	34,100	1,105,181

Medical Technology (1.3%)
Alliance Imaging, Inc. (NON)	1,700	16,694
ArthroCare Corp. (NON) (S)	400	16,060
Conmed Corp. (NON)	940	25,342
Edwards Lifesciences Corp. (NON)	4,865	212,163
Medtronic, Inc.	98,100	4,842,216
Mentor Corp.	6,429	190,684
		5,303,159

Metals (1.0%)
AK Steel Holding Corp.	16,337	859,653
Freeport-McMoRan Copper & Gold, Inc. Class B	23,100	2,329,866
North American Galvanizing & Coatings, Inc. (NON) (S)	34,279	194,019
Northwest Pipe Co. (NON)	300	12,522
Reliance Steel & Aluminum Co.	17,700	981,642
		4,377,702

Natural Gas Utilities (0.7%)
Atmos Energy Corp.	21,100	548,600
Energen Corp.	36,700	2,202,000
WGL Holdings, Inc.	8,300	258,877
		3,009,477

Office Equipment & Supplies (0.1%)
Ennis Inc.	12,400	197,904
Steelcase, Inc. (S)	8,674	122,997
		320,901

Oil & Gas (7.6%)
Apache Corp.	31,300	3,590,423
Ashland, Inc.	19,300	852,481
Bois d'Arc Energy, Inc. (NON)	5,900	126,673
Calumet Specialty Products Partners, LP	1,451	43,777
ConocoPhillips	60,900	5,037,039
Frontier Oil Corp.	46,600	1,664,086
Hess Corp.	26,958	2,511,946
Marathon Oil Corp.	63,400	3,370,344

MarkWest Energy Partners LP	725	25,013
Occidental Petroleum Corp.	55,100	4,263,087
Stone Energy Corp. (NON)	3,300	167,508
Suncor Energy, Inc. (Canada) (S)	32,900	3,395,280
Sunoco, Inc.	28,900	1,765,212
Tesoro Corp.	4,850	180,129
Valero Energy Corp.	40,700	2,351,239
XTO Energy, Inc.	45,600	2,813,976
		32,158,213

Pharmaceuticals (2.1%)
Alpharma, Inc. Class A (NON)	18,304	460,895
Biovail Corp. (Canada)	28,733	407,147
Endo Pharmaceuticals Holdings, Inc. (NON)	6,486	170,322
Forest Laboratories, Inc. (NON)	37,300	1,483,421
Johnson & Johnson	47,600	2,949,296
King Pharmaceuticals, Inc. (NON)	176,825	1,874,345
Nektar Therapeutics (NON)	1,500	10,425
Sciele Pharma, Inc. (NON)	5,077	105,094
Watson Pharmaceuticals, Inc. (NON)	45,947	1,277,786
		8,738,731

Publishing (0.6%)
McGraw-Hill Cos., Inc. (The)	61,400	2,513,102

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	30,800	2,703,624

Real Estate (3.0%)
Annaly Mortgage Management, Inc. (R)	14,600	302,074
Anthracite Capital, Inc. (R)	29,682	189,668
Ashford Hospitality Trust, Inc. (R)	20,227	134,510
CB Richard Ellis Group, Inc. Class A (NON)	82,300	1,650,938
CBL & Associates Properties (R)	18,901	441,338
DiamondRock Hospitality Co. (R)	18,962	236,835
Entertainment Properties Trust (R)	1,373	64,353
FelCor Lodging Trust, Inc. (R)	6,792	85,715
First Industrial Realty Trust (R)	1,514	45,995
General Growth Properties, Inc. (R)	64,400	2,273,964
Gramercy Capital Corp. (R)	10,897	222,626
Hospitality Properties Trust (R)	70,059	2,545,243
Host Marriott Corp. (R)	89,300	1,445,767
Kimco Realty Corp. (R)	21,900	739,563
LTC Properties, Inc. (R)	6,100	147,254
Medical Properties Trust, Inc. (R)	4,045	48,459
MFA Mortgage Investments, Inc. (R)	4,700	44,932
National Health Investors, Inc. (R)	10,760	324,199
National Retail Properties, Inc. (R)	17,928	371,110
Nationwide Health Properties, Inc. (R)	7,424	225,170
Omega Healthcare Investors, Inc. (R)	18,933	321,104
Resource Capital Corp. (R)	30	247
Saul Centers, Inc. (R)	200	9,280
Thomas Properties Group, Inc.	1,100	10,428
Weingarten Realty Investors (R)	25,000	802,750
		12,683,522

Regional Bells (1.8%)
AT&T, Inc.	175,900	6,126,597
Cincinnati Bell, Inc. (NON)	14,685	56,978
Verizon Communications, Inc.	35,400	1,285,728
		7,469,303

Restaurants (1.5%)
Burger King Holdings, Inc. (S)	137,300	3,523,118
CBRL Group, Inc.	600	21,852
Darden Restaurants, Inc.	26,300	810,829
Denny's Corp. (NON)	7,996	24,948
Domino's Pizza, Inc.	3,422	45,342
McDonald's Corp.	36,500	1,975,015
		6,401,104

Retail (7.2%)
Aeropostale, Inc. (NON) (S)	44,718	1,201,125
AnnTaylor Stores Corp. (NON)	28,337	680,655
Best Buy Co., Inc. (S)	52,300	2,249,423
Books-A-Million, Inc.	12,705	105,324
Brown Shoe Co., Inc.	5,630	82,648
Buckle, Inc. (The)	3,916	177,786
Cash America International, Inc.	1,331	43,071
Cato Corp. (The) Class A	24,925	390,326
Christopher & Banks Corp.	1,000	10,800
Costco Wholesale Corp.	36,300	2,247,696
CVS Caremark Corp.	138,400	5,588,592
Dollar Tree Stores, Inc. (NON)	31,199	837,069
EZCORP, Inc. Class A (NON)	15,507	181,897
First Cash Financial Services, Inc. (NON)	1,200	11,220
Herbalife, Ltd. (Cayman Islands)	16,600	694,378
JC Penney Co., Inc. (Holding Co.)	35,600	1,645,076

Jos. A. Bank Clothiers, Inc. (NON) (S)	3,900	88,842
Nash Finch Co.	2,969	104,123
NBTY, Inc. (NON)	60,000	1,713,600
Nordstrom, Inc. (S)	66,300	2,455,089
PC Mall, Inc. (NON)	6,819	54,620
Perry Ellis International, Inc. (NON)	3,167	62,042
Safeway, Inc. (S)	70,600	2,029,044
Staples, Inc.	143,600	3,195,100
Systemax, Inc. (S)	26,526	287,277
TJX Cos., Inc. (The) (S)	73,600	2,355,200
Toro Co. (The) (S)	14,294	688,685
USANA Health Sciences, Inc. (NON)	8,990	280,308
Weyco Group, Inc.	400	10,812
Wolverine World Wide, Inc.	37,907	1,004,536
		30,476,364

Schools (0.1%)
Career Education Corp. (NON)	25,173	373,819

Semiconductor (0.2%)
Advanced Energy Industries, Inc. (NON)	5,239	67,164
Brooks Automation, Inc. (NON)	792	7,983
Novellus Systems, Inc. (NON) (S)	41,300	911,904
Photronics, Inc. (NON)	2,442	24,591
		1,011,642

Shipping (0.3%)
Accuride Corp. (NON)	23,360	168,659
Arkansas Best Corp.	4,798	128,155
Overseas Shipholding Group	17,242	1,081,418
Wabash National Corp.	350	2,765
		1,380,997

Software (4.6%)
Adobe Systems, Inc. (NON)	95,800	3,223,670
Akamai Technologies, Inc. (NON)	54,100	1,902,156
Autodesk, Inc. (NON)	30,600	951,354
BMC Software, Inc. (NON)	36,700	1,184,676
Cadence Design Systems, Inc. (NON)	60,100	638,262
Citrix Systems, Inc. (NON)	31,600	1,040,588
Microsoft Corp. (S)	189,600	5,160,912
MicroStrategy, Inc. (NON)	12,804	851,722
Oracle Corp. (NON)	234,600	4,410,480
		19,363,820

Staffing (0.1%)
Administaff, Inc.	2,800	69,048
CDI Corp.	600	13,650
Heidrick & Struggles International, Inc.	3,465	118,607
Korn/Ferry International (NON)	850	14,331
Resources Connection, Inc.	566	9,113
		224,749

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)	21,700	1,101,275
Amkor Technologies, Inc. (NON)	37,782	442,427
		1,543,702

Technology Services (4.8%)
Accenture, Ltd. Class A (Bermuda)	97,900	3,450,975
Acxiom Corp.(SEG)	22,843	290,335
Asiainfo Holdings, Inc. (China) (NON)	11,714	130,143
Blue Coat Systems, Inc. (NON)	2,900	68,092
Cognizant Technology Solutions Corp. (NON)	94,600	2,857,866
Computer Sciences Corp. (NON)	25,800	1,121,010
COMSYS IT Partners, Inc. (NON)	11,640	109,649
CSG Systems International, Inc. (NON)	2,900	32,915
eBay, Inc. (NON) (S)	72,100	1,900,556
Electronic Data Systems Corp.	57,700	999,364
Factset Research Systems, Inc. (S)	24,300	1,279,152
Fiserv, Inc. (NON)	17,800	936,636
Global Payments, Inc.	21,900	868,773
Global Sources, Ltd. (Bermuda) (NON) (S)	4,130	50,386
Google, Inc. Class A (NON)	11,473	5,405,848
Harris Interactive, Inc. (NON)	4,053	10,984
Secure Computing Corp. (NON)	2,700	21,924
SonicWall, Inc. (NON)	12,835	106,916
Travelzoo, Inc. (NON)	800	8,080
United Online, Inc.	53,460	533,531
		20,183,135

Telecommunications (0.5%)
ADTRAN, Inc.	10,758	198,162
CenturyTel, Inc.	26,120	945,283
j2 Global Communications, Inc. (NON)	46,785	1,006,813
NTELOS Holdings Corp.	1,700	36,261
Shenandoah Telecom Co.	700	10,423
USA Mobility, Inc. (NON)	10,641	111,731

		2,308,673

Textiles (0.3%)
Maidenform Brands, Inc. (NON)	7,621	94,272
Mohawk Industries, Inc. (NON) (S)	18,300	1,306,803
		1,401,075

Tire & Rubber (--%)
Cooper Tire & Rubber	2,900	52,403

Tobacco (0.4%)
Alliance One International, Inc. (NON)	13,468	65,993
Loews Corp. - Carolina Group	21,700	1,633,793
Universal Corp.	2,515	143,129
		1,842,915

Toys (0.7%)
Hasbro, Inc. (S)	109,189	2,813,801
Jakks Pacific, Inc. (NON)	2,396	66,968
		2,880,769

Transportation Services (0.2%)
Expeditors International of Washington, Inc.	18,300	719,556
HUB Group, Inc. Class A (NON)	5,068	151,989
Pacer International, Inc.	710	10,913
		882,458

Trucks & Parts (0.6%)
Autoliv, Inc. (Sweden)	20,716	1,033,728
Standard Motor Products, Inc.	4,134	30,633
WABCO Holdings, Inc.	31,333	1,309,081
		2,373,442

Total common stocks (cost $439,502,667)		$415,561,187

INVESTMENT COMPANIES (0.0%)(a) (cost $23,008)
	Shares	Value

MCG Capital Corp.	1,800	$21,600

SHORT-TERM INVESTMENTS (11.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.80% to 4.48% and
due dates ranging from March 3, 2008 to April 25, 2008
(d)	$40,364,089	$40,306,462
Putnam Prime Money Market Fund (e)	6,455,325	6,455,325

Total short-term investments (cost $46,761,787)		$46,761,787

TOTAL INVESTMENTS

Total investments (cost $486,287,462)(b)		$462,344,574

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Russell 2000 Index Mini (Long)	42	$2,884,560	Mar-08	$(236,194)
S&P 500 Index (Long)	2	665,650	Mar-08	(7,733)
S&P Mid Cap 400 Index E-Mini (Long)	23	1,815,620	Mar-08	(119,431)

Total				$(363,358)

NOTES

(a) Percentages indicated are based on net assets of $421,835,796.

(b) The aggregate identified cost on a tax basis is $486,324,346 resulting in gross unrealized appreciation and depreciation of $33,256,441 and $57,236,213 respectively, or net unrealized depreciation of $23,979,772.

(NON) Non-income-producing security.

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 29, 2008, the value of securities loaned amounted to $39,175,150 Certain of these securities were sold prior to period-end. The fund received cash collateral of $40,306,462 which is pooled with collateral of other Putnam funds into 53 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $171,496 for the period ended February 29, 2008. During the period ended February 29, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,437,086 and $80,286,294, respectively.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 29, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008